Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of amounts receivable from and payable to brokers, dealers and clearing organizations
Clearing organizations and other, Receivable	$ 554,000,000	$ 373,600,000
Securities failed to deliver, Receivable	69,900,000	102,500,000
Receivable from brokers, dealers and clearing organizations	623,897,000	476,159,000
Clearing organizations and other, Payable	306,700,000	296,800,000
Securities failed to receive, Payable	15,900,000	40,600,000
Payable to brokers, dealers and clearing organizations	$ 322,660,000	$ 337,430,000